Financial Liabilities at FVTPL - Summary Of Financial Liabilities At FVTPL (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 6,138,313		₩ 8,952,399
Total	6,138,313	$ 4,754,696	8,952,399
Financial liabilities at fair value through profit or loss measured at fair value
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	6,138,313		8,952,399
Gold banking liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	39,524		35,161
Securities sold
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	155,765		12,113
Derivative liabilities
Disclosure of financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 5,943,024		₩ 8,905,125